Cover	May 23, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 23, 2024
Entity File Number	001-41977
Entity Registrant Name	NATURE’S MIRACLE HOLDING INC.
Entity Central Index Key	0001947861
Entity Tax Identification Number	88-3986430
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	858 N Central Ave
Entity Address, City or Town	Upland
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91786
City Area Code	949
Local Phone Number	798-6260
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NMHI
Security Exchange Name	NASDAQ
Warrants to purchase Common Stock, at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants to purchase Common Stock, at an exercise price of $11.50 per share
Trading Symbol	NMHIW
Security Exchange Name	NASDAQ